Commitments and Contingencies (Details) $ in Thousands, T in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) operating_lease T	Dec. 31, 2020 USD ($) operating_lease T
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty payment, percentage of net profit	4.00%	4.00%
Royalty payment, annual advance	$ 120	$ 120
Royalty payment, additional incremental payment	$ 120	$ 120
Royalty payment, annual tons mined threshold | T	5.0	5.0
Royalty payment, maximum lease payments	$ 7,600	$ 7,600
Payments to acquire royalty interests in mining properties	2,800	2,700
Other assets, noncurrent
Unrecorded Unconditional Purchase Obligation [Line Items]
Payments to acquire royalty interests in mining properties	400	400
Inventories
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded unconditional purchase obligation	$ 2,500	$ 2,500
Unrecorded unconditional purchase obligation, term	2 years	2 years
Unrecorded unconditional purchase obligation, purchases		$ 800
Inventories | Prepaids and other
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded unconditional purchase obligation, purchases	$ 1,800
Inventories | Inventories
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded unconditional purchase obligation, purchases	$ 500
Mobile mining equipment
Unrecorded Unconditional Purchase Obligation [Line Items]
Operating lease, number of leases | operating_lease	2	2
Operating lease, remaining lease payments	$ 4,600	$ 4,800
Office space and corporate housing
Unrecorded Unconditional Purchase Obligation [Line Items]
Operating lease, annual rent expense	$ 100	$ 200